Risks And Uncertainties (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) integer	Dec. 31, 2022 USD ($) business integer	Dec. 31, 2020 integer
Unusual Risk or Uncertainty [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments | business		2
Cash and Cash Equivalents, at Carrying Value	$ 943	$ 1,374
Percentage of Total Revenue Non-U.S.		68.00%
Number Of Single Customers That Accounted For Ten Percent Or More Of Total Revenue | integer	0	0	0
Alto Maipo
Unusual Risk or Uncertainty [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount	$ 1,200
Cash and Cash Equivalents [Member]
Unusual Risk or Uncertainty [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 1,400